Related-party transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related-party transactions

(8) Related-party transactions

As of December 31, 2014 and September 30, 2015, CHOP was considered a significant equity holder. In October 2013, the Company entered into technology and license agreements with CHOP for certain commercialization licenses to be provided to the Company in order to develop services, methods and marketable products for commercialization. The license agreement requires the Company to reimburse CHOP for the patent costs related to the underlying licensed rights incurred after the effective date. For the nine months ended September 30, 2014 and 2015, the Company recorded $0.4 million and $0.5 million, respectively, of general and administrative expense related to the reimbursement of such patent costs in the accompanying statement of operations.

In 2013, the Company entered into a number of services agreements with CHOP. The Master Research Services Agreement provides for certain research, development, and manufacturing services to be provided to the Company by CHOP. A separate Services Agreement provides for clinical, technical, and administrative services to be provided by CHOP to the Company. For the nine months ended September 30, 2014 and 2015, the Company recorded $4.5 million and $4.0 million, respectively, as research and development expense and for the nine months ended September 30, 2014, the Company recorded $47,578, as general and administrative expense related to these agreements.

As of December 31, 2014, $0.1 million and $0.9 million were recorded in accrued expenses and accounts payable, respectively, as amounts due to CHOP. As of September 30, 2015, $2.0 million and $1.4 million were recorded in accrued expenses and accounts payable, respectively, as amounts due to CHOP.

(10) Related-party transactions

As of December 31, 2013 and 2014, CHOP was considered a significant equity holder. In October 2013, the Company entered into technology and license agreements with CHOP for certain commercialization licenses to be provided to the Company in order to develop services, methods and marketable products for commercialization. The license agreement requires the Company to reimburse CHOP for the patent costs related to the underlying licensed rights incurred after the effective date. For the period from inception to December, 31 2013 and the year ended December 31, 2014, the Company recorded $0.1 million and $0.6 million, respectively, of general and administrative expense related to the reimbursement of such patent costs in the accompanying statement of operations.

In 2013, the Company entered into a number of services agreements with CHOP. The Master Research Services Agreement provides for certain research, development, and manufacturing services to be provided to the Company by CHOP. A separate Services Agreement provides for clinical, technical, and administrative services to be provided by CHOP to the Company. For the period from March 13, 2013 (inception) to December 31, 2013, the Company recorded $3.8 million as research and development expense and $31,643 as general and administrative expense related to these agreements. For the year ended December 31, 2014, the Company recorded $6.0 million as research and development expense and $49,393 as general and administrative expense related to these agreements. As part of these agreements, CHOP managed payment of Company expenditures during 2013 and early 2014.

As of December 31, 2013, $0.1 million and $0 were recorded in accrued expenses and accounts payable, respectively, as amounts due to CHOP. As of December 31, 2014, $0.1 million and $0.9 million were recorded in accrued expenses and accounts payable, respectively, as amounts due to CHOP.